Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Summary of Assets And Liabilities Measured Or Disclosed At Fair Value
For the year ended December 31, 2021, assets measured at fair value are summarized below:

		Fair value measurement at December 31, 2021 using
	Total Fair Value at December 31, 2021	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value adjustment
	RMB	RMB	RMB	RMB	RMB
Fair value measurements on a recurring basis
Derivative assets	5,989	—	5,989	—	5,989
Fair value measurement on a non-recurring basis
Equity investments accounted for at fair value using the alternative measurement (i)	585	—	—	585	(25,340)

Total assets and liabilities measured at fair value	6,574	—	5,989	585	(19,351)
For the year ended December 31, 2022, assets measured at fair value are summarized below:

			Fair value measurement at December 31, 2022 using
	Total Fair Value at December 31, 2022		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value adjustment
	RMB	USD	RMB	RMB	RMB	RMB
Fair value measurement on a non-recurring basis
Equity investments accounted for at fair value using the alternative measurement (i)	—	—	—	—	—	(6,726)
Property and equipment, net (ii)	10,991	1,594	—	10,991	—	(22,400)

Total assets and liabilities measured at fair value	10,991	1,594	—	10,991	—	(29,126)

(i)
When there is impairment of equity securities accounted for under the measurement alternative, the non-recurring fair value measurements are measured at the date of impairment. Estimating the fair value of investees without observable market prices is highly judgemental due to the subjectivity of the unobservable inputs (level 3) used in the valuation methodologies used to determine fair value. The Company recognized impairment charges of long-term investments during the years ended December 31, 2021 and 2022 based on the financial situation and expected

a
mount to be received upon liquidation of the equity investee.

(ii)
The property and equipment impairment loss was a result of the “Going -Cloud” project undertaken, and was included in the consolidated statement of comprehensive income for the year ended December 31, 2022. The Company’s “Going-Cloud” project is a transition to use cloud based servers for a portion of our infrastructure needs, whereas the Company completely operated and maintained self-owned servers previously.